Summary of Significant Accounting Policies (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Deferred tax assets, net	$ 53,000
Unrecognized tax benefits	0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0	$ 0
Federal depository insurance coverage amount	$ 250,000